Goodwill - Carrying Amount of Goodwill (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning period	$ 396,924	$ 396,924	$ 396,924	$ 396,924
Goodwill acquired	0	0	0	0
Goodwill, ending period	396,924	396,924	396,924	396,924
Goodwill					$ 488,595	$ 488,595	$ 488,595
Accumulated impairment losses					(91,671)	(91,671)	(91,671)
Goodwill, ending period	$ 396,924	$ 396,924	$ 396,924	$ 396,924	$ 396,924	$ 396,924	$ 396,924